Summary of Significant Accounting Policies (Consolidation) (Narrative) (Details) In Millions, unless otherwise specified						12 Months Ended
	Dec. 31, 2012 Consolidated VIEs [Member] USD ($)	Dec. 31, 2011 Consolidated VIEs [Member] USD ($)	Dec. 31, 2012 Beijing Technology [Member] Ku6 Beijing Information [Member] CNY	Dec. 31, 2012 Kusheng [Member] Ku6 Network [Member] CNY	Dec. 31, 2012 Tianjin Technology [Member] Ku6 Culture [Member] CNY	Dec. 31, 2009 Beijing Hurray! Times [Member]
Variable Interest Entity [Line Items]
VIEs agreements, valid period						10 years
Interest-free loans to the nominee shareholders of VIEs			20	10	1
Registered capital and PRC additional paid-in-capital of VIEs	4.9	3.3
Total deficit of the VIE subsidiaries	$ 39.2	$ 39.2